Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000131723
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(5.37%)		4.23%	14.16%
C000131724
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		(1.37%)		4.65%	14.12%
C000193661
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class J
Average Annual Return, Percent		(0.52%)		5.60%	14.95%
C000115413
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000167694
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-3
C000167696
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-5
C000176331
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-6
C000085837
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class J
Average Annual Return, Percent		0.43%		(0.77%)	0.83%
C000082026
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000082029
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-3
C000082031
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-5
C000129138
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
C000085834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		15.01%		5.35%	5.68%
C000085836
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000150253
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-6
C000261435
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-6
C000104712
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		7.53%		4.97%	4.38%
C000104714
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000190071
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-6
C000237990
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000082035
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000082032
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-3
C000082034
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-5
C000176329
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-6
C000150254
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000176332
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-6
C000115414
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		2.68%		(1.04%)	1.88%
C000153266
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000101659
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		10.08%		7.83%	8.14%
C000115416
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		14.59%		8.24%	8.11%
C000101661
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000176330
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-6
C000019597
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(0.27%)		1.58%	3.50%
C000038790
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		1.86%		1.56%	3.27%
C000019596
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class J
Average Annual Return, Percent		2.75%		2.38%	3.93%
C000019595
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000019591
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-3
C000019592
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-5
C000176328
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R-6
Without Sales Load [Member] | C000131723
Average Annual Return [Line Items]
Average Annual Return, Percent		0.14%		5.42%	14.80%
Without Sales Load [Member] | C000131724
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.57%)		4.65%	14.12%
Without Sales Load [Member] | C000193661
Average Annual Return [Line Items]
Average Annual Return, Percent		0.32%		5.60%	14.95%
Without Sales Load [Member] | C000115413
Average Annual Return [Line Items]
Average Annual Return, Percent		0.43%		5.71%	15.15%
Without Sales Load [Member] | C000167694
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.05%)		5.21%	14.60%
Without Sales Load [Member] | C000167696
Average Annual Return [Line Items]
Average Annual Return, Percent		0.25%		5.54%	14.95%
Without Sales Load [Member] | C000176331
Average Annual Return [Line Items]
Average Annual Return, Percent		0.51%		5.81%	15.24%
Without Sales Load [Member] | C000085837
Average Annual Return [Line Items]
Average Annual Return, Percent		1.40%		(0.77%)	0.83%
Without Sales Load [Member] | C000082026
Average Annual Return [Line Items]
Average Annual Return, Percent		1.74%		(0.42%)	1.22%
Without Sales Load [Member] | C000082029
Average Annual Return [Line Items]
Average Annual Return, Percent		1.19%		(0.98%)	0.64%
Without Sales Load [Member] | C000082031
Average Annual Return [Line Items]
Average Annual Return, Percent		1.51%		(0.69%)	0.96%
Without Sales Load [Member] | C000129138
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%		3.38%	5.15%
Without Sales Load [Member] | C000085834
Average Annual Return [Line Items]
Average Annual Return, Percent		19.46%		6.16%	6.09%
Without Sales Load [Member] | C000085836
Average Annual Return [Line Items]
Average Annual Return, Percent		20.02%		6.56%	6.49%
Without Sales Load [Member] | C000150253
Average Annual Return [Line Items]
Average Annual Return, Percent		19.99%		6.63%	6.54%
Without Sales Load [Member] | C000261435
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%
Without Sales Load [Member] | C000104712
Average Annual Return [Line Items]
Average Annual Return, Percent		11.72%		5.78%	4.78%
Without Sales Load [Member] | C000104714
Average Annual Return [Line Items]
Average Annual Return, Percent		12.00%		6.20%	5.20%
Without Sales Load [Member] | C000190071
Average Annual Return [Line Items]
Average Annual Return, Percent		12.25%		6.28%	5.26%
Without Sales Load [Member] | C000237990
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%	11.07%
Without Sales Load [Member] | C000082035
Average Annual Return [Line Items]
Average Annual Return, Percent		21.24%		9.18%	9.30%
Without Sales Load [Member] | C000082032
Average Annual Return [Line Items]
Average Annual Return, Percent		20.56%		8.55%	8.68%
Without Sales Load [Member] | C000082034
Average Annual Return [Line Items]
Average Annual Return, Percent		20.89%		8.91%	9.03%
Without Sales Load [Member] | C000176329
Average Annual Return [Line Items]
Average Annual Return, Percent		21.29%		9.20%	9.32%
Without Sales Load [Member] | C000150254
Average Annual Return [Line Items]
Average Annual Return, Percent		11.60%		3.76%	7.02%
Without Sales Load [Member] | C000176332
Average Annual Return [Line Items]
Average Annual Return, Percent		11.65%		3.83%	7.11%
Without Sales Load [Member] | C000115414
Average Annual Return [Line Items]
Average Annual Return, Percent		6.71%		(0.27%)	2.27%
Without Sales Load [Member] | C000153266
Average Annual Return [Line Items]
Average Annual Return, Percent		7.11%		0.03%	2.58%
Without Sales Load [Member] | C000101659
Average Annual Return [Line Items]
Average Annual Return, Percent		16.48%		9.06%	8.76%
Without Sales Load [Member] | C000115416
Average Annual Return [Line Items]
Average Annual Return, Percent		15.59%		8.24%	8.11%
Without Sales Load [Member] | C000101661
Average Annual Return [Line Items]
Average Annual Return, Percent		16.84%		9.36%	9.06%
Without Sales Load [Member] | C000176330
Average Annual Return [Line Items]
Average Annual Return, Percent		16.87%		9.42%	9.14%
Without Sales Load [Member] | C000019597
Average Annual Return [Line Items]
Average Annual Return, Percent		3.64%		2.35%	3.90%
Without Sales Load [Member] | C000038790
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%		1.56%	3.27%
Without Sales Load [Member] | C000019596
Average Annual Return [Line Items]
Average Annual Return, Percent		3.73%		2.38%	3.93%
Without Sales Load [Member] | C000019595
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%		2.58%	4.15%
Without Sales Load [Member] | C000019591
Average Annual Return [Line Items]
Average Annual Return, Percent		3.37%		2.14%	3.69%
Without Sales Load [Member] | C000019592
Average Annual Return [Line Items]
Average Annual Return, Percent		3.68%		2.41%	3.98%
Without Sales Load [Member] | C000176328
Average Annual Return [Line Items]
Average Annual Return, Percent		3.93%		2.69%	4.23%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		19.77%		12.10%	15.13%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		19.77%		12.10%	15.13%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		19.77%		12.10%	15.13%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		19.77%		12.10%	15.13%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		19.77%		12.10%	15.13%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		19.77%		12.10%	15.13%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		19.77%		12.10%	15.13%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Average Annual Return, Percent		1.89%		(0.29%)	1.40%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Average Annual Return, Percent		1.89%		(0.29%)	1.40%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Average Annual Return, Percent		1.89%		(0.29%)	1.40%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Average Annual Return, Percent		1.89%		(0.29%)	1.40%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%		(1.74%)	0.34%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index NTR
Average Annual Return, Percent		22.35%		10.88%	12.58%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index NTR
Average Annual Return, Percent		22.35%		10.88%	12.58%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index NTR
Average Annual Return, Percent		22.35%		10.88%	12.58%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.37%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index NTR
Average Annual Return, Percent		22.35%		10.88%	12.58%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index NTR
Average Annual Return, Percent		22.35%		10.88%	12.58%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index NTR
Average Annual Return, Percent		22.35%		10.88%	12.58%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index NTR
Average Annual Return, Percent		22.35%	20.81%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index NTR
Average Annual Return, Percent		21.62%		9.35%	9.54%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index NTR
Average Annual Return, Percent		21.62%		9.35%	9.54%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index NTR
Average Annual Return, Percent		21.62%		9.35%	9.54%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index NTR
Average Annual Return, Percent		21.62%		9.35%	9.54%
Index_MSCI World Ex USA IMI USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA IMI USD Net
Average Annual Return, Percent		22.13%		9.26%	9.66%
Index_MSCI World Ex USA IMI USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA IMI USD Net
Average Annual Return, Percent		22.13%		9.26%	9.66%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.12%		0.54%	1.91%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.12%		0.54%	1.91%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.10%		11.80%	14.84%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.10%		11.80%	14.84%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.10%		11.80%	14.84%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.10%		11.80%	14.84%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%		(1.74%)	0.34%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%		(1.74%)	0.34%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%		(1.74%)	0.34%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%		(1.74%)	0.34%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%		(1.74%)	0.34%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%		(1.74%)	0.34%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		0.60%		(1.74%)	0.34%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%		11.88%	17.95%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%		11.88%	17.95%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%		11.88%	17.95%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%		11.88%	17.95%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%		11.88%	17.95%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%		11.88%	17.95%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		10.82%		11.88%	17.95%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US All Capital Securities Index
Average Annual Return, Percent		3.00%		1.96%	4.04%
Index_S&P Global infrastructure Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Infrastructure Index NTR
Average Annual Return, Percent		11.00%		9.87%	7.75%
Index_S&P Global infrastructure Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Infrastructure Index NTR
Average Annual Return, Percent		11.00%		9.87%	7.75%
Index_S&P Global infrastructure Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Infrastructure Index NTR
Average Annual Return, Percent		11.00%		9.87%	7.75%
Index_BB U.S. 1-3 Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Month US Treasury Bill Index
Average Annual Return, Percent	2.96%
Index_HFRX Global Hedge Fund USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Average Annual Return, Percent		7.53%		2.98%	3.46%
Index_HFRX Global Hedge Fund USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Average Annual Return, Percent		7.53%		2.98%	3.46%
Index_HFRX Global Hedge Fund USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Average Annual Return, Percent		7.53%		2.98%	3.46%
Index_FTSE Global Core Infra 50/50 NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return, Percent		12.26%	8.93%
Index_MSCI World Ex USA Small Cap NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA Small Cap Net
Average Annual Return, Percent		20.82%		6.42%	9.03%
Index_MSCI World Ex USA Small Cap NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA Small Cap Net
Average Annual Return, Percent		20.82%		6.42%	9.03%
Index_Russell 2500 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		30.78%		10.38%	10.81%
Index_Russell 2500 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		30.78%		10.38%	10.81%
Index_Russell 2500 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		30.78%		10.38%	10.81%
Index_Russell 2500 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		30.78%		10.38%	10.81%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US All Capital Securities Index
Average Annual Return, Percent		3.00%		1.96%	4.04%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US All Capital Securities Index
Average Annual Return, Percent		3.00%		1.96%	4.04%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US All Capital Securities Index
Average Annual Return, Percent		3.00%		1.96%	4.04%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US All Capital Securities Index
Average Annual Return, Percent		3.00%		1.96%	4.04%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US All Capital Securities Index
Average Annual Return, Percent		3.00%		1.96%	4.04%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US All Capital Securities Index
Average Annual Return, Percent		3.00%		1.96%	4.04%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US All Capital Securities Index
Average Annual Return, Percent		3.00%		1.96%	4.04%